THE ALGER PORTFOLIOS

Class I-2 Prospectus

Supplement dated April 11, 2012 to the

Prospectus dated May 1, 2011

As supplemented to date

The following replaces the entry for Alger Large Cap Growth Portfolio under the heading “Management” on page 9 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Portfolio Manager:

Dan C. Chung, CFA

Chief Executive Officer,

Chief Investment Officer and

Portfolio Manager

Since September 2001

The following replaces the entry for Alger Growth & Income Portfolio under the heading “Management” on page 29 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Portfolio Managers:

Dan C. Chung, CFA

Chief Executive Officer,

Chief Investment Officer and

Portfolio Manager

Since September 2003

Gregory S. Adams, CFA

Senior Vice President and

Director of Quantitative &

Risk Management

Since April 2012

The following replaces the entry for Alger Balanced Portfolio under the heading “Management” on page 35 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Portfolio Managers:

Dan C. Chung, CFA	Steve Thumm
Chief Executive Officer,	Senior Vice President
Chief Investment Officer and	Since January 2011
Portfolio Manager
Since January 2011

The following replaces the entries for Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio in the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 46 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Large Cap Growth Portfolio	Dan C. Chung, CFA	September 2001
Alger Growth & Income Portfolio	Dan C. Chung, CFA Gregory S. Adams, CFA	September 2003 April 2012
Alger Balanced Portfolio	Dan C. Chung, CFA Steve Thumm	January 2011

In addition, the description regarding Mr. Silverberg is deleted from the descriptions of portfolio managers on page 46 of the Prospectus. Mr. Silverberg is no longer employed by Fred Alger Management, Inc.

The following is added on page 46 of the Prospectus:

“• Mr. Adams has been employed by the Manager since 2006 and currently serves as Senior Vice President and the Director of Quantitative & Risk Management of the Manager.”

S-APPI-2 41012

THE ALGER PORTFOLIOS

Class S Prospectus

Supplement dated April 11, 2012 to the

Prospectus dated May 1, 2011

As supplemented to date

The following replaces the entry for Alger Large Cap Growth Portfolio under the heading “Management” on page 9 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Portfolio Manager:

Dan C. Chung, CFA

Chief Executive Officer,

Chief Investment Officer and

Portfolio Manager

Since September 2001

The following replaces the entry for Alger Large Cap Growth Portfolio in the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 28 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Large Cap Growth Portfolio	Dan C. Chung, CFA	September 2001

In addition, the description regarding Mr. Silverberg is deleted from the descriptions of portfolio managers on page 29 of the Prospectus. Mr. Silverberg is no longer employed by Fred Alger Management, Inc.

S-APPS 41012

THE ALGER PORTFOLIOS

Supplement dated April 11, 2012 to the

Statement of Additional Information dated May 1, 2011,

As Revised October 11, 2011

As supplemented to date

The line item regarding other accounts managed by Andrew Silverberg is deleted from the table under “Other Accounts Managed by Portfolio Managers” on page 25 of the Statement of Additional Information.  The line item regarding Mr. Silverberg’s ownership of shares of Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio and Alger Balanced Portfolio is deleted from the table under “Securities Owned by Portfolio Managers” on page 26 of the Statement of Additional Information.  Mr. Silverberg is no longer employed by Fred Alger Management, Inc.

The following updates the information in the Statement of Additional Information regarding Alger Growth & Income Portfolio:

(1)           A line item regarding other accounts managed by Gregory S. Adams in the table under “Other Accounts Managed by Portfolio Managers” on page 25 of the Statement of Additional Information is added, as follows:

	Registered Investment		Other Pooled		Other
	Companies		Investment Vehicles		Accounts

Gregory S. Adams*	1	($20.2)	1	($6.9)	—

* This information is provided as of March 30, 2012. The portfolio manager also manages Alger Dynamic Return Fund, a hedge fund included as a pooled investment vehicle.  The advisory fee of Alger Dynamic Return Fund is based on the performance of the account, which had assets of $6.9 million as of March 30, 2012.

(2)           A line item regarding Gregory S. Adams’ ownership of Alger Growth & Income Portfolio shares in the table under “Securities Owned by the Portfolio Managers” on page 26 of the Statement of Additional Information is added, as follows:  “Currently Mr. Adams does not own any shares of Alger Growth & Income Portfolio.”

S-APPSAI 41012